Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000015708 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015708 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015708 | 863667101 | Stryker Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015708 | 025537101 | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015708 | 969457100 | Williams Cos., Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015708 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015708 | G6700G107 | nVent Electric plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015708 | 032654105 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015708 | 902788108 | UMB Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015708 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015708 | 31846V567 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015708 | 053611109 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015708 | 02079K305 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015708 | 018802108 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015708 | 166764100 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000015708 | 742718109 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000015708 | 03073E105 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000015708 | 372460105 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000015708 | 320517105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000015708 | 43849R105 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000015708 | 461202103 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000015708 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000015708 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000244749 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244749 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244749 | 863667101 | Stryker Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244749 | 025537101 | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244749 | 969457100 | Williams Cos., Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244749 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244749 | G6700G107 | nVent Electric plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244749 | 032654105 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244749 | 902788108 | UMB Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244749 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244749 | 31846V567 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000244749 | 053611109 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244749 | 02079K305 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244749 | 018802108 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244749 | 166764100 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244749 | 742718109 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000244749 | 03073E105 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000244749 | 372460105 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000244749 | 320517105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000244749 | 43849R105 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000244749 | 461202103 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000244749 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000244749 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015712 | 902788108 | UMB Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015712 | 159864107 | Charles River Laboratories International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015712 | 781846209 | Rush Enterprises, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015712 | 655663102 | Nordson Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015712 | 759509102 | Reliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015712 | 87162W100 | TD SYNNEX Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015712 | 28618M106 | Element Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015712 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015712 | 257651109 | Donaldson Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015712 | 372460105 | Genuine Parts Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015712 | 31846V567 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000015712 | 650111107 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015712 | 05550J101 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015712 | 23345M107 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015712 | 736508847 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015712 | 85254J102 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015712 | 882681109 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000015712 | 420261109 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000015712 | 97650W108 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000015712 | 902252105 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000015712 | 759916109 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000015712 | 01973R101 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000015712 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000015712 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244750 | 902788108 | UMB Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244750 | 159864107 | Charles River Laboratories International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244750 | 781846209 | Rush Enterprises, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244750 | 655663102 | Nordson Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244750 | 759509102 | Reliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244750 | 87162W100 | TD SYNNEX Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244750 | 28618M106 | Element Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244750 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244750 | 257651109 | Donaldson Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244750 | 372460105 | Genuine Parts Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244750 | 31846V567 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244750 | 650111107 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244750 | 05550J101 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244750 | 23345M107 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244750 | 736508847 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244750 | 85254J102 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244750 | 882681109 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000244750 | 420261109 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000244750 | 97650W108 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000244750 | 902252105 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000244750 | 759916109 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000244750 | 01973R101 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000244750 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000244750 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000015709 | U.S. Treasury Notes_1.5_2030-02-15
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000015709 | U.S. Treasury Notes_2.75_2028-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015709 | U.S. Treasury Notes_2.375_2029-05-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015709 | FHLMC_4.25_2031-06-15_5607
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015709 | Cisco Systems, Inc._4.85_2029-02-26
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015709 | Bank of New York Mellon Corp._3.3_2029-08-23_K
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015709 | U.S. Treasury Notes_2.75_2027-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015709 | Bank of America Corp._5.202_2029-04-25
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015709 | U.S. Treasury Notes_4_2031-01-31
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015709 | Morgan Stanley_3.591_2028-07-22
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015709 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000015709 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015709 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015709 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000015709 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000015709 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000015709 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000015709 | Finance
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000015709 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015709 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000015709 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000015709 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015709 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015709 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000244751 | U.S. Treasury Bonds_2.25_2041-05-15
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000244751 | U.S. Treasury Bonds_4.25_2039-05-15
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244751 | U.S. Treasury Bonds_3.125_2044-08-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244751 | U.S. Treasury Bonds_3_2044-11-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244751 | U.S. Treasury Bonds_4.75_2056-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244751 | FNMA_1.52_2035-08-21_2022-25
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244751 | Florida Power & Light Co._5.1_2033-04-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244751 | Verizon Communications, Inc._2.355_2032-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244751 | Honeywell Aerospace, Inc._4.6_2033-03-16
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244751 | U.S. Treasury Bonds_2.375_2042-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244751 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000244751 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000244751 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000244751 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000244751 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000244751 | Finance
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000244751 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244751 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000244751 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000244751 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000244751 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000244751 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000244751 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200604 | U.S. Treasury Bonds_2.25_2041-05-15
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000200604 | U.S. Treasury Bonds_4.25_2039-05-15
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200604 | U.S. Treasury Bonds_3.125_2044-08-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000200604 | U.S. Treasury Bonds_3_2044-11-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000200604 | U.S. Treasury Bonds_4.75_2056-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200604 | FNMA_1.52_2035-08-21_2022-25
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200604 | Florida Power & Light Co._5.1_2033-04-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200604 | Verizon Communications, Inc._2.355_2032-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200604 | Honeywell Aerospace, Inc._4.6_2033-03-16
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200604 | U.S. Treasury Bonds_2.375_2042-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200604 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000200604 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000200604 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000200604 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000200604 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000200604 | Finance
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000200604 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200604 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200604 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000200604 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000200604 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000200604 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000200604 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015718 | U.S. Treasury Bonds_2.25_2041-05-15
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000015718 | U.S. Treasury Bonds_4.25_2039-05-15
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015718 | U.S. Treasury Bonds_3.125_2044-08-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015718 | U.S. Treasury Bonds_3_2044-11-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015718 | U.S. Treasury Bonds_4.75_2056-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015718 | FNMA_1.52_2035-08-21_2022-25
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015718 | Florida Power & Light Co._5.1_2033-04-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015718 | Verizon Communications, Inc._2.355_2032-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015718 | Honeywell Aerospace, Inc._4.6_2033-03-16
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015718 | U.S. Treasury Bonds_2.375_2042-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015718 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015718 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000015718 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000015718 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000015718 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000015718 | Finance
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000015718 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015718 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000015718 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000015718 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000015718 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015718 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000015718 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015717 | U.S. Treasury Notes_4.25_2035-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000015717 | U.S. Treasury Notes_4.25_2031-06-30
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015717 | U.S. Treasury Notes_2.875_2032-05-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015717 | U.S. Treasury Notes_4_2032-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015717 | U.S. Treasury Notes_4_2030-02-28
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000015717 | U.S. Treasury Notes_4_2034-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015717 | U.S. Treasury Notes_2.75_2032-08-15
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015717 | U.S. Treasury Notes_3.875_2030-09-30
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015717 | U.S. Treasury Notes_4_2030-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015717 | U.S. Treasury Notes_0.875_2030-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015717 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015717 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015717 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015717 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000015717 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000015717 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000015717 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000015717 | Finance
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000015717 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000015717 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015717 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000015717 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000015717 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015717 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015717 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000015717 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000200603 | U.S. Treasury Notes_4.25_2035-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200603 | U.S. Treasury Notes_4.25_2031-06-30
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200603 | U.S. Treasury Notes_2.875_2032-05-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000200603 | U.S. Treasury Notes_4_2032-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200603 | U.S. Treasury Notes_4_2030-02-28
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200603 | U.S. Treasury Notes_4_2034-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200603 | U.S. Treasury Notes_2.75_2032-08-15
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200603 | U.S. Treasury Notes_3.875_2030-09-30
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000200603 | U.S. Treasury Notes_4_2030-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200603 | U.S. Treasury Notes_0.875_2030-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200603 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200603 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000200603 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000200603 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000200603 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000200603 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000200603 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000200603 | Finance
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000200603 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000200603 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000200603 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000200603 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000200603 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200603 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200603 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000200603 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000015716 | U.S. Treasury Notes_2.375_2029-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015716 | Bank of New York Mellon Corp._3.3_2029-08-23_K
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015716 | Bank of America Corp._5.202_2029-04-25
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015716 | U.S. Treasury Notes_2.625_2029-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000015716 | Starbucks Corp._4.85_2027-02-08
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015716 | American Express Co._4.351_2029-07-20
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015716 | JPMorgan Chase & Co._3.54_2028-05-01
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015716 | National Rural Utilities Cooperative Finance Corp. (The)_3.4_2028-02-07
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015716 | Becton Dickinson & Co._3.7_2027-06-06
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015716 | Huntington Bancshares, Inc._6.208_2029-08-21
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015716 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000015716 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015716 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000015716 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000015716 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000015716 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000015716 | Finance
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000015716 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015716 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000015716 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000015716 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015716 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000200602 | U.S. Treasury Notes_2.375_2029-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200602 | Bank of New York Mellon Corp._3.3_2029-08-23_K
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200602 | Bank of America Corp._5.202_2029-04-25
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200602 | U.S. Treasury Notes_2.625_2029-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000200602 | Starbucks Corp._4.85_2027-02-08
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200602 | American Express Co._4.351_2029-07-20
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200602 | JPMorgan Chase & Co._3.54_2028-05-01
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200602 | National Rural Utilities Cooperative Finance Corp. (The)_3.4_2028-02-07
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200602 | Becton Dickinson & Co._3.7_2027-06-06
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200602 | Huntington Bancshares, Inc._6.208_2029-08-21
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200602 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200602 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200602 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000200602 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000200602 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000200602 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000200602 | Finance
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000200602 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200602 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000200602 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000200602 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200602 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000229855 | Morgan Stanley_3.591_2028-07-22
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229855 | U.S. Treasury Bonds_2.25_2041-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229855 | Florida Power & Light Co._5.1_2033-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229855 | U.S. Treasury Bonds_2.375_2042-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229855 | FNMA_3.5_2050-08-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229855 | PepsiCo, Inc._5_2035-02-07_2020-D
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000229855 | Cisco Systems, Inc._5.05_2034-02-26
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229855 | Truist Financial Corp._2.25_2030-03-11
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229855 | U.S. Bancorp_4.967_2033-07-22_BB
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229855 | FHLMC_4.15_2032-12-15_5616
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229855 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229855 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000229855 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000229855 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000229855 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000229855 | Finance
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000229855 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000229855 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229855 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000229855 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000229855 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000229855 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015715 | Ohio Higher Education Facilities Revenue - Denison University_5_2053-11-01_2021-A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015715 | Ohio State Water Development Authority Revenue_5_2046-06-01_2021
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015715 | Pennsylvania Economic Development Financing Authority UPMC Revenue_5_2060-03-15_2025-A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015715 | Kings LSD Ohio School Improvement_5.25_2054-12-01_2024
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015715 | FHLMC_2.55_2035-06-15_M-053
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015715 | Bowling Green State University Ohio Revenue_4_2045-06-01_2020-A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015715 | Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's_5_2041-11-15_2019-CC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000015715 | Energy Southeast Alabama Cooperative District Energy Supply Revenue_5.25_2054-07-01_B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015715 | Texas Municipal Gas Acquisition and Supply Corp. V Gas Supply Revenue_5_2055-01-01
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015715 | Black Belt Energy Gas District Alabama Gas Project Revenue Refunding_5.5_2049-06-01_D-1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015715 | Florida
Holdings [Line Items]
Percent of Total Investments	0.30%
C000015715 | North Dakota
Holdings [Line Items]
Percent of Total Investments	0.30%
C000015715 | Illinois
Holdings [Line Items]
Percent of Total Investments	0.30%
C000015715 | Georgia
Holdings [Line Items]
Percent of Total Investments	0.50%
C000015715 | North Carolina
Holdings [Line Items]
Percent of Total Investments	0.60%
C000015715 | Michigan
Holdings [Line Items]
Percent of Total Investments	0.70%
C000015715 | Virginia
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015715 | Colorado
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015715 | Missouri
Holdings [Line Items]
Percent of Total Investments	1.90%
C000015715 | Kentucky
Holdings [Line Items]
Percent of Total Investments	2.90%
C000015715 | N/A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015715 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	3.00%
C000015715 | Indiana
Holdings [Line Items]
Percent of Total Investments	4.30%
C000015715 | Alabama
Holdings [Line Items]
Percent of Total Investments	5.10%
C000015715 | Texas
Holdings [Line Items]
Percent of Total Investments	5.80%
C000015715 | Ohio
Holdings [Line Items]
Percent of Total Investments	69.00%
C000015715 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000015715 | AA
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000015715 | A
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000015715 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015715 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015715 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000015715 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	99.60%